Risk Management and Financial Instruments (Details) - Schedule of Consolidated Financial Statements - USD ($) $ in Thousands		Sep. 30, 2024	Dec. 31, 2023
Fair value through profit or loss (1)
Financial investments	[1]	$ 2,782,219	$ 2,642,258
National treasury bills	[1]	107,787	210,716
Derivative assets	[1]	91,701	169,736
Amortized cost (2)
Cash at banks	[2]	2,239,508	1,830,814
Margin cash	[2]	108,007	18,191
Trade accounts receivable	[2]	3,392,036	3,390,856
Related party receivables	[2]	108,388	118,554
Total	[2]	8,829,646	8,381,125
Amortized cost
Loans and financing		(18,958,037)	(19,999,137)
Trade accounts payable and supply chain finance		(5,800,771)	(6,205,119)
Lease		(1,771,627)	(1,841,227)
Other financial liabilities (3)		(70,014)	(104,043)
Fair value through profit or loss
Derivative liabilities		(140,375)	(144,251)
Total		$ (26,740,824)	$ (28,293,777)

[1]	CDBs are updated at the contractual rate but have a short-term and the counterparties are financial institutions, and their carrying amount is approximate to fair value; national treasury bill are measured at fair value.
[2]	Loans and receivables are classified as amortized cost; the trade accounts receivable are short-term and net of expected losses..